Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment revenues:
Revenues		¥ 2,862,771		¥ 2,678,659	¥ 2,369,202
Segment profits:
Total segment profits		336,195		329,224	287,741
Gains related to assets or liabilities of certain VIEs		49,203		63,419	57,867
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests		452		432	819
Income before Income Taxes		435,501	[1]	424,965	391,302
Segment assets:
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses		(54,672)		(59,227)	(60,071)	¥ (72,326)
Trade Notes, Accounts and Other Receivable		294,773		283,427
Other corporate assets		1,437,614		1,363,263
Assets of certain VIEs	[2]	689,170		951,403
Assets		11,425,982		11,231,895	10,992,918
Operating Segment
Segment revenues:
Revenues		2,872,830		2,685,194	2,379,004
Segment profits:
Total segment profits		429,058		420,837	380,110
Segment assets:
Assets		9,017,250		8,956,872	8,972,449
Corporate, Non-Segment
Segment revenues:
Revenues		8,613		9,244	9,230
Segment profits:
Corporate losses		(4,329)		(3,634)	(5,261)
Gains related to assets or liabilities of certain VIEs		20		75	5,632
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests		10,752		7,687	10,821
Segment assets:
Cash and cash equivalents, restricted cash		1,405,117		1,133,212	811,399
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses		(54,672)		(59,227)	(60,071)
Trade Notes, Accounts and Other Receivable		294,773		283,427	294,638
Other corporate assets		681,846		672,562	700,612
Assets of certain VIEs		81,668		245,049	273,891
Corporate, Non-Segment | Variable Interest Entities
Segment revenues:
Revenues		2,616		4,513	5,455
Intersegment Eliminations
Segment revenues:
Revenues		¥ (21,288)		¥ (20,292)	¥ (24,487)

[1]	ORIX Corporation Europe N. V., one of the Company's subsidiaries domiciled in the Netherlands, which changed its name from Robeco Groep N. V. on January 1, 2018, is a holding company owning asset management companies. Due to its customer base being spread across the world, total revenues and income before income taxes of the Company are included in "Other." Based on its legal entity location, revenues were ¥108,446 million in the Americas and ¥76,726 million in Other for the fiscal year ended March 31, 2016, ¥96,157 million in the Americas and ¥76,012 million in Other for the fiscal year ended March 31, 2017, and ¥100,116 million in the Americas and ¥87,100 million in Other for the fiscal year ended March 31, 2018.
[2]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.